PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks
Aerospace & Defense — 3.5%
Airbus SE (France), ADR(a)	19,587	$ 635,990
Boeing Co. (The)	13,218	5,029,052
		5,665,042
Automobiles — 2.1%
Tesla, Inc.*(a)	14,209	3,422,522
Banks — 2.3%
JPMorgan Chase & Co.	31,724	3,733,597
Beverages — 2.1%
Constellation Brands, Inc. (Class A Stock)	16,142	3,345,914
Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc.*	20,481	2,005,909
BioMarin Pharmaceutical, Inc.*	19,305	1,301,157
Vertex Pharmaceuticals, Inc.*	11,811	2,001,020
		5,308,086
Capital Markets — 1.7%
S&P Global, Inc.	11,461	2,807,716
Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	23,851	6,871,712
Food Products — 1.4%
Mondelez International, Inc. (Class A Stock)	40,971	2,266,516
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	32,211	2,695,094
Hotels, Restaurants & Leisure — 2.7%
Marriott International, Inc. (Class A Stock)	35,530	4,418,866
Interactive Media & Services — 11.9%
Alphabet, Inc. (Class A Stock)*	3,049	3,723,256
Alphabet, Inc. (Class C Stock)*	5,284	6,441,196
Facebook, Inc. (Class A Stock)*	30,788	5,482,727
Tencent Holdings Ltd. (China), ADR	91,334	3,802,234
		19,449,413
Internet & Direct Marketing Retail — 8.2%
Alibaba Group Holding Ltd. (China), ADR*	27,530	4,603,842
Amazon.com, Inc.*	5,037	8,743,779
		13,347,621
IT Services — 15.7%
FleetCor Technologies, Inc.*	12,065	3,460,001
Mastercard, Inc. (Class A Stock)	41,624	11,303,830
Visa, Inc. (Class A Stock)(a)	63,020	10,840,070
		25,603,901
Life Sciences Tools & Services — 3.2%
Illumina, Inc.*	17,181	5,226,804
Oil, Gas & Consumable Fuels — 0.5%
EOG Resources, Inc.	11,191	830,596
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 3.0%
AstraZeneca PLC (United Kingdom), ADR	108,237	$ 4,824,123
Semiconductors & Semiconductor Equipment — 0.9%
QUALCOMM, Inc.	19,662	1,499,817
Software — 16.6%
Adobe, Inc.*	22,545	6,228,056
Microsoft Corp.	85,228	11,849,249
salesforce.com, Inc.*	49,072	7,284,248
Splunk, Inc.*(a)	14,260	1,680,683
		27,042,236
Specialty Retail — 1.8%
Home Depot, Inc. (The)	12,351	2,865,679
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	27,711	6,206,433
Textiles, Apparel & Luxury Goods — 8.8%
Kering SA (France), ADR	74,544	3,794,290
NIKE, Inc. (Class B Stock)	111,483	10,470,483
		14,264,773

Total Long-Term Investments (cost $65,679,564)		161,696,461
Short-Term Investments — 10.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,015,919	1,015,919
PGIM Institutional Money Market Fund (cost $15,323,174; includes $15,293,576 of cash collateral for securities on loan)(b)(w)	15,320,522	15,322,055

Total Short-Term Investments (cost $16,339,093)		16,337,974

TOTAL INVESTMENTS—109.4% (cost $82,018,657)		178,034,435

Liabilities in excess of other assets — (9.4)%		(15,357,289)

Net Assets — 100.0%		$ 162,677,146

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,858,310; cash collateral of $15,293,576 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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